Stock based Compensation - Option vesting activity (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2019	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Number of Option
Options Vested, Beginning balance		10,291
Vested		13,199	7,410	5,364
Exercised
Forfeited		(1,305)	1,633	850
Options Vested, Ending balance	10,291	22,185	10,291	4,514
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, beginning balance	8 years 15 days
Weighted Average Remaining Contractual Life In Years, Vested		8 years 6 months 11 days		8 years 9 months 29 days
Weighted Average Remaining Contractual Life In Years, Forfeited		5 years 1 month 24 days	8 years 1 month 6 days	8 years 6 months 15 days
Weighted Average Remaining Contractual Life In Years, Ending balance		8 years 18 days	8 years 15 days	8 years 6 months 26 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning		$ 152.80		$ 0.00
Vested		108.89	$ 137.20	184.80
Forfeited		140.09	164.40	177.20
Exercised
Weighted Average Exercise Price Ending	$ 152.80	$ 127.49	$ 152.80	$ 182.40